OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
OTHER CURRENT LIABILITIES [Abstract]
Other Current Liabilities
All figures in USD ‘000	2023	2022
Accrued Expenses	5,293	6,472
Other Liabilities	1,616	1,821
Deferred Revenues	3,949	6,146
Total as of December 31,	10,858	14,439